497(c)
                                                                       333-81393

EQUI-VEST(R) Express(SM)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust which contain important information about their portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS(SM)?

EQUI-VEST(R) Express(SM) is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or in our fixed maturity options ("investment options"). This contract may not currently be available in all states.



--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 Fixed income:
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*              o EQ/Alliance Quality Bond
o EQ/Alliance Intermediate Government     o EQ/High Yield(1)
  Securities                              o EQ/J.P. Morgan Core Bond*
o EQ/Alliance Money Market
--------------------------------------------------------------------------------
  Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care*            o EQ/Calvert Socially Responsible
o AXA Premier VIP Large Cap Core          o EQ/Capital Guardian Research
  Equity*                                 o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Growth*       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value*        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap           o EQ/FI Mid Cap
  Growth*                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Value*    o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology*             o EQ/Lazard Small Cap Value
o EQ/Aggressive Stock                     o EQ/Marsico Focus*
o EQ/Alliance Common Stock                o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income           o EQ/MFS Emerging Growth Companies
o EQ/Alliance Premier Growth              o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth            o EQ/MFS Research
o EQ/Alliance Technology                  o EQ/Putnam Growth & Income Value
o EQ/AXP New Dimensions**                 o EQ/Putnam Voyager(2)
o EQ/AXP Strategy Aggressive**            o EQ/Small Company Index*
o EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
  International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity*   o EQ/Emerging Markets Equity
o EQ/Alliance Global                      o EQ/International Equity Index*
o EQ/Alliance International               o EQ/Putnam International Equity
o EQ/Capital Guardian International
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors            o EQ/Balanced
--------------------------------------------------------------------------------

(1)  Formerly named "EQ/Alliance High Yield."

(2)  Formerly named "EQ/Putnam Investors Growth."

*    Subject to state availability.

** Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options (the "replaced options") will be merged into the EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Gap Growth investment options (the "surviving options"), respectively, on or about July 12,2002. After the merger, the replaced options will no longer be available and any allocation elections to either of them will be considered as allocation elections to the applicable surviving option. We will notify you if the replacements do not take place.


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only

o An individual retirement annuity ("IRA"), either Traditional IRA or Roth IRA

A contribution of at least $50 is required to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2002, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X00300
                                                                     Series 700
                                                                        (R-4/15)

Contents of this prospectus
--------------------------------------------------------------------------------

EQUI-VEST(R) EXPRESS(SM)
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equi-Vest(R) Express(SM) at a glance -- key features                         8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Examples                                                                    14
Condensed financial information                                             15

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           16
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        16
Owner and annuitant requirements                                            18
How you can make your contributions                                         18
What are your investment options under the contract?                        18
Allocating your contributions                                               22
Your right to cancel within a certain number of days                        23

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        24
--------------------------------------------------------------------------------
Your account value and cash value                                           24
Your contract's value in the variable investment options                    24
Your contract's value in the fixed maturity options                         24

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         25
--------------------------------------------------------------------------------
Transferring your account value                                             25
Disruptive transfer activity                                                25
Automatic transfer options                                                  25
Rebalancing your account value                                              25

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     27
--------------------------------------------------------------------------------
Withdrawing your account value                                              27
How withdrawals are taken from your account value                           27
Surrender of your contract to receive its cash value                        28
Termination                                                                 28
When to expect payments                                                     28
Your annuity payout options                                                 28


----------------------
"We," "our" and "us" refer to Equitable Life.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


2  Contents of this prospectus

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     30
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         30
Charges under the contracts                                                 30
Charges that the Trusts deduct                                              31
Group or sponsored arrangements                                             31
Other distribution arrangements                                             32

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 33
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     33
How death benefit payment is made                                           33
Beneficiary continuation option                                             34

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          35
--------------------------------------------------------------------------------
Overview                                                                    35
Buying a contract to fund a retirement arrangement                          35
Transfers among investment options                                          35
Taxation of nonqualified annuities                                          35
Individual retirement arrangements ("IRAs")                                 36
Roth individual retirement annuities ("Roth IRAs")                          42
Federal and state income tax withholding and
     information reporting                                                  45
Impact of taxes to Equitable Life                                           46

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         47
--------------------------------------------------------------------------------

About our Separate Account A                                                47

About the Trusts                                                            47
About our fixed maturity options                                            47
About the general account                                                   48
About other methods of payment                                              49
Dates and prices at which contract events occur                             49
About your voting rights                                                    49
About legal proceedings                                                     50
About our independent accountants                                           50
Financial statements                                                        50
Transfers of ownership, collateral assignments, loans,
     and borrowing                                                          50
Distribution of the contracts                                               50

--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   51
--------------------------------------------------------------------------------
Communicating performance data                                              54

--------------------------------------------------------------------------------
10. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                         55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I  -- Condensed financial information                                      A-1

II -- Market value adjustment example                                      B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                         Page
   account value                           24
   annuitant                               16
   annuity payout options                  28
   beneficiary                             33
   business day                            49
   cash value                              24
   conduit IRA                             40
   contract date                            9
   contract date anniversary                9
   contract year                            9
   contributions                           16
   contributions to Roth IRAs
      regular contributions                42
      rollovers and direct transfers       43
      conversion contributions             43
   contributions to Traditional IRAs
      regular contributions                37
      rollovers and transfers              38
   disruptive transfer activity            25
   EQAccess                                 6
   financial professional                  50
   fixed maturity options                  22
   IRA                                  cover
   IRS                                     35
   investment options                      18
   market adjusted amount                  22
   market timing                           25
   market value adjustment                 22
   maturity value                          22
   NQ                                   cover
   portfolio                            cover
   processing office                        6
   rate to maturity                        22
   regular contribution                    37
   Required Beginning Date                 40
   Roth IRA                             cover
   SAI                                  cover
   SEC                                  cover
   TOPS                                     6
   Traditional IRA                      cover
   TSA                                  cover
   Trusts                               cover
   unit                                    24
   unit investment trust                   47
   variable investment options             18


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation unit
  unit value                    Accumulation unit value
--------------------------------------------------------------------------------

4  Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R) Express(SM)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459

--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R) Express(SM)
P.O. Box 2996
New York, NY 10116-2996

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R) Express(SM)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R) Express(SM)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463

--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options; and

o change your TOPS personal identification number ("PIN") (not available through EQAccess).

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


6  Who is Equitable Life?

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) conversion of your traditional IRA contract to a Roth IRA contract;

(2) cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3) election of the automatic investment program;

(4) election of general dollar-cost averaging;

(5) election of the rebalancing program;

(6) election of the automatic nonqualified deposit service;

(7) election of required minimum distribution option;

(8) election of beneficiary continuation option;

(9) election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers among investment options;

(4) change of ownership; and

(5) contract surrender and withdrawal requests.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar-cost averaging;

(3) rebalancing program;

(4) systematic withdrawals; and

(5) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

EQUI-VEST(R) Express(SM) at a glance -- key features

-----------------------------------------------------------------------------------------------------------------------------
Professional investment   EQUI-VEST(R) Express(SM) variable investment options invest in different portfolios managed by
management                professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.

                          o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ---------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
-----------------------------------------------------------------------------------------------------------------------------
Tax advantages            o On earnings inside the contract     No tax until you make withdrawals from your contract or
                                                                receive annuity payments.
                          o On transfers inside the contract    No tax on transfers among investment options.
                          ---------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                          Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in the Prospectus.)
                          ---------------------------------------------------------------------------------------------------
                          Contribution amounts        Minimum: $50 ($20 under our automatic investment program)
                                                      Maximum contribution limitations may apply.
-----------------------------------------------------------------------------------------------------------------------------
Access to your money      o Lump sum withdrawals

                          o Several withdrawal options on a periodic basis

                          o Contract surrender

                          You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
-----------------------------------------------------------------------------------------------------------------------------
Payout options            o Fixed annuity payout options

                          o Variable annuity payout options
-----------------------------------------------------------------------------------------------------------------------------
Additional features       o General dollar-cost averaging

                          o Automatic investment program

                          o Account value rebalancing (quarterly, semiannually and annually)

                          o Principal assurance allocation

                          o No charge on transfers among investment options
-----------------------------------------------------------------------------------------------------------------------------

8 EQUI-VEST(R) Express(SM) at a glance -- key features

-----------------------------------------------------------------------------------------------------------------------------
Fees and charges          o Daily charges on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.95% (2.00% maximum).

                          o If your account value at the end of the contract year is less than $25,000 for NQ contracts (or less than $20,000 for IRA contracts), we deduct an annual administrative charge equal to $30, or, during the first two contract years, 2% of your account value, if less thereafter, $30 per year
                            ($65 maximum). If your account value is $25,000 or more for NQ contracts (or $20,000 or more for
                            IRA contracts), we will not deduct the charge. For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this Prospectus.

                          o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company): $25 currently ($65 maximum) per occurrence.

                          o No sales charge deducted at the time you make contributions.

                          o During the first seven contract years following each contribution, a charge will be deducted from amounts that you withdraw that exceed 10% of your account value. We use the account value on the date of the withdrawal to calculate the 10% amount available. The charge begins at 7% in the first contract year following each contribution. It declines each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.
                          ---------------------------------------------------------------------------------------------------
                          The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                          ---------------------------------------------------------------------------------------------------

                          o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                          o We deduct a $350 annuity administrative fee from amounts applied to purchase a Variable Immediate
                            Annuity payout option.

                          o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to
                            1.20% annually, 12b-1 fees of 0.25% annually and other expenses.
-----------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages      NQ                    0-83
                          Traditional IRA       0-83
                          Roth IRA              0-83
-----------------------------------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


                         EQUI-VEST(R) Express(SM) at a glance -- key features  9

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10  EQUI-VEST(R) Express(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the Trusts and their Portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. For a complete description of Portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, and the third-party transfer or exchange charge do apply to the fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(1)                                                           0.70%
Other expenses                                                                          0.25%
                                                                                        ----
Total Separate Account A annual expenses                                                0.95% current (2.00% maximum)

-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------------------------------------------------------------------------
Annual administrative charge
  If your account value on the last day of your contract year is less than $25,000(2)
  for NQ contracts (or less than $20,000 for IRA contracts)                             $30 current ($65 maximum)

  If your account value on the last day of your contract year is $25,000 or more for
  NQ contracts (or $20,000 or more for IRA contracts)                                   $  0

-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions withdrawn (deducted if you           Contract
surrender your contract or make certain withdrawals. The withdrawal charge per-         Year
centage we use is determined by the contract year in which you make the                 1    7.00%
withdrawal or surrender your contract. For each contribution, we consider the con-      2    6.00%
tract year in which we receive that contribution to be "contract year 1")(3)            3    5.00%
                                                                                        4    4.00%
                                                                                        5    3.00%
                                                                                        6    2.00%
                                                                                        7    1.00%
                                                                                        8+   0.00%

Charge for third-party transfer or exchange(4)                                          $25 current ($65 maximum) for each
                                                                                        occurrence

Charge if you elect a Variable Immediate Annuity payout option                          $350
-----------------------------------------------------------------------------------------------------------------------------



                                                                   Fee table  11

ANNUAL EXPENSES OF THE TRUSTS
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

                                                                                                                NET
                                                                                                               TOTAL
                                                                                                OTHER          ANNUAL
                                                        MANAGEMENT                           EXPENSES         EXPENSES
                                                  FEES (AFTER EXPENSE                     (AFTER EXPENSE   (AFTER EXPENSE
 PORTFOLIO NAME                                      LIMITATION)(5)       12B-1 FEES(6)   LIMITATION)(7)   LIMITATION)(8)
--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                0.00%                 0.25%             0.70%            0.95%
AXA Premier VIP Health Care                              0.44%                 0.25%             1.16%            1.85%
AXA Premier VIP International Equity                     0.62%                 0.25%             0.93%            1.80%
AXA Premier VIP Large Cap Core Equity                    0.17%                 0.25%             0.93%            1.35%
AXA Premier VIP Large Cap Growth                         0.31%                 0.25%             0.79%            1.35%
AXA Premier VIP Large Cap Value                          0.08%                 0.25%             1.02%            1.35%
AXA Premier VIP Small/Mid Cap Growth                     0.42%                 0.25%             0.93%            1.60%
AXA Premier VIP Small/Mid Cap Value                      0.20%                 0.25%             1.15%            1.60%
AXA Premier VIP Technology                               0.58%                 0.25%             1.02%            1.85%
--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                      0.61%                 0.25%             0.08%            0.94%
EQ/Alliance Common Stock                                 0.46%                 0.25%             0.07%            0.78%
EQ/Alliance Global                                       0.73%                 0.25%             0.12%            1.10%
EQ/Alliance Growth and Income                            0.57%                 0.25%             0.06%            0.88%
EQ/Alliance Growth Investors                             0.57%                 0.25%             0.06%            0.88%
EQ/Alliance Intermediate Government Securities           0.50%                 0.25%             0.12%            0.87%
EQ/Alliance International                                0.85%                 0.25%             0.25%            1.35%
EQ/Alliance Money Market                                 0.33%                 0.25%             0.07%            0.65%
EQ/Alliance Premier Growth                               0.84%                 0.25%             0.06%            1.15%
EQ/Alliance Quality Bond                                 0.53%                 0.25%             0.07%            0.85%
EQ/Alliance Small Cap Growth                             0.75%                 0.25%             0.06%            1.06%
EQ/Alliance Technology                                   0.82%                 0.25%             0.08%            1.15%
EQ/AXP New Dimensions                                    0.00%                 0.25%             0.70%            0.95%
EQ/AXP Strategy Aggressive                               0.00%                 0.25%             0.75%            1.00%
EQ/Balanced                                              0.57%                 0.25%             0.08%            0.90%
EQ/Bernstein Diversified Value                           0.61%                 0.25%             0.09%            0.95%
EQ/Calvert Socially Responsible                          0.00%                 0.25%             0.80%            1.05%
EQ/Capital Guardian International                        0.66%                 0.25%             0.29%            1.20%
EQ/Capital Guardian Research                             0.55%                 0.25%             0.15%            0.95%
EQ/Capital Guardian U.S. Equity                          0.59%                 0.25%             0.11%            0.95%
EQ/Emerging Markets Equity                               0.87%                 0.25%             0.68%            1.80%
EQ/Equity 500 Index                                      0.25%                 0.25%             0.06%            0.56%
EQ/Evergreen Omega                                       0.00%                 0.25%             0.70%            0.95%
EQ/FI Mid Cap                                            0.48%                 0.25%             0.27%            1.00%
EQ/FI Small/Mid Cap Value                                0.74%                 0.25%             0.11%            1.10%
EQ/High Yield                                            0.60%                 0.25%             0.07%            0.92%
EQ/International Equity Index                            0.35%                 0.25%             0.50%            1.10%
EQ/J.P. Morgan Core Bond                                 0.44%                 0.25%             0.11%            0.80%
EQ/Janus Large Cap Growth                                0.76%                 0.25%             0.14%            1.15%
EQ/Lazard Small Cap Value                                0.72%                 0.25%             0.13%            1.10%
EQ/Marsico Focus                                         0.00%                 0.25%             0.90%            1.15%
EQ/Mercury Basic Value Equity                            0.60%                 0.25%             0.10%            0.95%
EQ/MFS Emerging Growth Companies                         0.63%                 0.25%             0.09%            0.97%
EQ/MFS Investors Trust                                   0.58%                 0.25%             0.12%            0.95%
EQ/MFS Research                                          0.63%                 0.25%             0.07%            0.95%
EQ/Putnam Growth & Income Value                          0.57%                 0.25%             0.13%            0.95%
EQ/Putnam International Equity                           0.71%                 0.25%             0.29%            1.25%
EQ/Putnam Voyager                                        0.62%                 0.25%             0.08%            0.95%
EQ/Small Company Index                                   0.25%                 0.25%             0.35%            0.85%
--------------------------------------------------------------------------------------------------------------------------

Notes:

(1) A portion of this charge is for providing the death benefit.

(2) During the first two contract years, this charge is equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year. We reserve the right to increase this charge to an annual maximum of $65.

(3) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.


12  Fee table

(4) We reserve the right to increase this charge to a maximum of $65 for each occurrence.

(5) The management fees shown for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (7) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (8) for any expense limitation agreement information.

(8) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information, see the prospectuses for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.


--------------------------------------------------------------------------------
                                           Management       Other Expenses
                                         Fees (before     (before any fee
                                       any fee waivers     waivers and/or
                                        and/or expense        expense
 Portfolio Name                        reimbursements)    reimbursements)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%             0.84%
AXA Premier VIP Health Care           1.20%             1.16%
AXA Premier VIP International
 Equity                               1.05%             0.93%
AXA Premier VIP Large Cap Growth      0.90%             0.79%
AXA Premier VIP Large Cap Core
 Equity                               0.90%             0.93%
AXA Premier VIP Large Cap Value       0.90%             1.02%
AXA Premier VIP Small/Mid Cap
 Growth                               1.10%             0.93%
AXA Premier VIP Small/Mid Cap
 Value                                1.10%             1.15%
AXA Premier VIP Technology            1.20%             1.02%
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth            0.90%             0.06%
EQ/Alliance Technology                0.90%             0.08%
EQ/AXP New Dimensions                 0.65%             1.06%
EQ/AXP Strategy Aggressive            0.70%             0.77%
EQ/Bernstein Diversified Value        0.65%             0.09%
EQ/Calvert Socially Responsible       0.65%             1.46%
EQ/Capital Guardian International     0.85%             0.29%
EQ/Capital Guardian Research          0.65%             0.15%
EQ/Capital Guardian U.S. Equity       0.65%             0.11%
EQ/Emerging Markets Equity            1.15%             0.68%
EQ/Evergreen Omega                    0.65%             0.99%
EQ/FI Mid Cap                         0.70%             0.27%
EQ/FI Small/Mid Cap Value             0.75%             0.11%
EQ/International Equity Index         0.35%             0.50%
EQ/J.P. Morgan Core Bond              0.45%             0.11%
EQ/Janus Large Cap Growth             0.90%             0.14%
EQ/Lazard Small Cap Value             0.75%             0.13%
EQ/Marsico Focus                      0.90%             2.44%
EQ/MFS Investors Trust                0.60%             0.12%
EQ/MFS Research                       0.65%             0.07%
EQ/Putnam Growth & Income Value       0.60%             0.13%
EQ/Putnam International Equity        0.85%             0.29%
EQ/Putnam Voyager                     0.65%             0.08%
--------------------------------------------------------------------------------


                                                                   Fee table  13

EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included the examples. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.714 per $1,000. We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and Expenses" later in this Prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

-------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT
                                                             AT THE END OF EACH PERIOD
                                                           SHOWN, THE EXPENSES WOULD BE:
                                                 ------------------------------------------------
                                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 101.70     $ 146.86     $ 194.42     $ 344.44
AXA Premier VIP Health Care                      $ 111.15     $ 174.53     $ 239.40     $ 428.25
AXA Premier VIP International Equity             $ 110.62     $ 173.01     $ 236.95     $ 423.79
AXA Premier VIP Large Cap Core Equity            $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Large Cap Growth                 $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Large Cap Value                  $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Small/Mid Cap Growth             $ 108.52     $ 166.90     $ 227.09     $ 405.74
AXA Premier VIP Small/Mid Cap Value              $ 108.52     $ 166.90     $ 227.09     $ 405.74
AXA Premier VIP Technology                       $ 111.15     $ 174.53     $ 239.40     $ 428.25
EQ/Aggressive Stock                              $ 101.60     $ 146.55     $ 193.91     $ 343.47
EQ/Alliance Common Stock                         $  99.92     $ 141.57     $ 185.72     $ 327.72
EQ/Alliance Global                               $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/Alliance Growth and Income                    $ 100.97     $ 144.68     $ 190.85     $ 337.60
EQ/Alliance Growth Investors                     $ 100.97     $ 144.68     $ 190.85     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 100.86     $ 144.37     $ 190.34     $ 336.61
EQ/Alliance International                        $ 105.90     $ 159.22     $ 214.63     $ 382.65
EQ/Alliance Money Market                         $  98.55     $ 137.51     $ 179.03     $ 314.74
EQ/Alliance Premier Growth                       $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Alliance Quality Bond                         $ 100.65     $ 143.75     $ 189.31     $ 334.64
EQ/Alliance Small Cap Growth                     $ 102.86     $ 150.27     $ 200.01     $ 355.11
EQ/Alliance Technology                           $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/AXP New Dimensions                            $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/AXP Strategy Aggressive                       $ 102.23     $ 148.41     $ 196.97     $ 349.31
EQ/Balanced                                      $ 101.18     $ 145.31     $ 191.87     $ 339.56
EQ/Bernstein Diversified Value                   $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Calvert Socially Responsible                  $ 102.75     $ 149.96     $ 199.51     $ 354.14
EQ/Capital Guardian International                $ 104.33     $ 154.60     $ 207.09     $ 368.51
EQ/Capital Guardian Research                     $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Emerging Markets Equity                       $ 110.62     $ 173.01     $ 236.95     $ 423.79
EQ/Equity 500 Index                              $  97.61     $ 134.70     $ 174.37     $ 305.65
EQ/Evergreen Omega                               $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/FI Mid Cap                                    $ 102.23     $ 148.41     $ 196.97     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/High Yield                                    $ 101.39     $ 145.93     $ 192.89     $ 341.52
EQ/International Equity Index                    $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 100.13     $ 142.19     $ 186.75     $ 329.71
EQ/Janus Large Cap Growth                        $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Lazard Small Cap Value                        $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/Marsico Focus                                 $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Mercury Basic Value Equity                    $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 101.91     $ 147.48     $ 195.44     $ 346.39
EQ/MFS Investors Trust                           $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/MFS Research                                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Putnam Growth & Income Value                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Putnam International Equity                   $ 104.85     $ 156.14     $ 209.61     $ 373.25
EQ/Putnam Voyager                                $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Small Company Index                           $ 100.65     $ 143.75     $ 189.31     $ 334.64

--------------------------------------------------------------------------------------------------
                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         AT THE END OF EACH PERIOD SHOWN,
                                                              THE EXPENSES WOULD BE:
                                                 -------------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.70     $  96.86   $ 164.42     $ 344.44
AXA Premier VIP Health Care                      $ 41.15     $ 124.53   $ 209.40     $ 428.25
AXA Premier VIP International Equity             $ 40.62     $ 123.01   $ 206.95     $ 423.79
AXA Premier VIP Large Cap Core Equity            $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Growth                 $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Value                  $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Small/Mid Cap Growth             $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Small/Mid Cap Value              $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Technology                       $ 41.15     $ 124.53   $ 209.40     $ 428.25
EQ/Aggressive Stock                              $ 31.60     $  96.55   $ 163.91     $ 343.47
EQ/Alliance Common Stock                         $ 29.92     $  91.57   $ 155.72     $ 327.72
EQ/Alliance Global                               $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Alliance Growth and Income                    $ 30.97     $  94.68   $ 160.85     $ 337.60
EQ/Alliance Growth Investors                     $ 30.97     $  94.68   $ 160.85     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 30.86     $  94.37   $ 160.34     $ 336.61
EQ/Alliance International                        $ 35.90     $ 109.22   $ 184.63     $ 382.65
EQ/Alliance Money Market                         $ 28.55     $  87.51   $ 149.03     $ 314.74
EQ/Alliance Premier Growth                       $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Alliance Quality Bond                         $ 30.65     $  93.75   $ 159.31     $ 334.64
EQ/Alliance Small Cap Growth                     $ 32.86     $ 100.27   $ 170.01     $ 355.11
EQ/Alliance Technology                           $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/AXP New Dimensions                            $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/AXP Strategy Aggressive                       $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/Balanced                                      $ 31.18     $  95.31   $ 161.87     $ 339.56
EQ/Bernstein Diversified Value                   $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Calvert Socially Responsible                  $ 32.75     $  99.96   $ 169.51     $ 354.14
EQ/Capital Guardian International                $ 34.33     $ 104.60   $ 177.09     $ 368.51
EQ/Capital Guardian Research                     $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Emerging Markets Equity                       $ 40.62     $ 123.01   $ 206.95     $ 423.79
EQ/Equity 500 Index                              $ 27.61     $  84.70   $ 144.37     $ 305.65
EQ/Evergreen Omega                               $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/FI Mid Cap                                    $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/High Yield                                    $ 31.39     $  95.93   $ 162.89     $ 341.52
EQ/International Equity Index                    $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 30.13     $  92.19   $ 156.75     $ 329.71
EQ/Janus Large Cap Growth                        $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Lazard Small Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Marsico Focus                                 $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Mercury Basic Value Equity                    $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 31.91     $  97.48   $ 165.44     $ 346.39
EQ/MFS Investors Trust                           $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Research                                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam Growth & Income Value                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam International Equity                   $ 34.85     $ 106.14   $ 179.61     $ 373.25
EQ/Putnam Voyager                                $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Small Company Index                           $ 30.65     $  93.75   $ 159.31     $ 334.64
--------------------------------------------------------------------------------------------------

14  Fee table

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" later in this Prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2001.


                                                                   Fee table  15

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $50 to purchase a contract. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this Prospectus. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Contract           Available for            Source of                                      Limitations on
 type               annuitant issue ages     contributions                                  contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ                 0 through 83              o After-tax money.                             o Additional contributions can be made
                                                                                              up to age 84.
                                             o Paid to us by check or transfer of
                                               contract value in a tax deferred exchange
                                               under Section 1035 of the Internal Revenue
                                               Code.

                                             o Paid to us by an employer who establishes
                                               a payroll deduction program.


------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA*   0 through 83              o "Regular" traditional IRA contributions      o Additional rollover contributions can
                                               either made by you or paid to us by an         be made up to age 84.
                                               employer who establishes a payroll
                                               deduction program                            o Regular contributions may not exceed
                                                                                              $3,000 for 2002.
                                             o For the calendar year 2002, additional
                                               catch-up contributions.                      o No regular IRA contributions in the
                                                                                              calendar year you turn age 70-1/2 and
                                             o Eligible rollover distributions from TSA       thereafter.
                                               contracts, or other 403(b) arrangements,
                                               qualified plans and governmental EDC         o Rollover and direct transfer
                                               plans.                                         contributions after age 70-1/2 must
                                                                                              be net of required minimum
                                             o Rollovers from another traditional             distributions.
                                               individual retirement arrangement.
                                                                                            o Although we accept rollover and direct
                                             o Direct custodian-to-custodian transfers        transfer contributions under the
                                               from other traditional individual              Traditional IRA contracts, we intend
                                               retirement arrangements.                       that these contracts be used for
                                                                                              ongoing regular contributions.

                                                                                            o Additional catch-up contributions
                                                                                              totalling up to $500 can be made for
                                                                                              the calendar year 2002 where the owner
                                                                                              is at least age 50 but under age
                                                                                              70-1/2 at any time during 2002.
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA           0 through 83              o Regular after-tax contributions either       o Additional contributions can be made
                                               made by you or paid to us by an employer       up to age 84.
                                               who establishes a payroll deduction program.
                                                                                            o Regular Roth IRA contributions may not
                                             o For the calendar year 2002, additional         exceed $3,000 for the calendar year
                                               catch-up contributions.                        2002.

                                             o Rollovers from another Roth IRA.             o Contributions are subject to income
                                                                                              limits and other tax rules. See
                                             o Conversion rollovers from a traditional        "Contributions to Roth IRAs" in "Tax
                                               IRA.                                           information" later in this Prospectus.

                                             o Direct transfers from another Roth IRA.      o Additional catch-up contributions
                                                                                              totalling up to $500 can be made for
                                                                                              the calendar year where the owner is
                                                                                              at least age 50 at any time during
                                                                                              2002.
------------------------------------------------------------------------------------------------------------------------------------

* For traditional IRA contracts, the maximum issue age is 70, but we will issue up to age 83 if the contribution is a rollover contribution.

16  Contract features and benefits

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited, see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


                                              Contract features and benefits  17

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under any type of the IRA contract, the owner and annuitant must be the same person.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail under "About other methods of payment" in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and fixed maturity options.
--------------------------------------------------------------------------------


18  Contract features and benefits

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as EQV-VEST(R). These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
PORTFOLIO NAME                           OBJECTIVE                                   ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*               Seeks a balance of a high level of          BlackRock Advisors, Inc.
                                         current income and capital appreciation     Pacific Investment Management Company LLC
                                         consistent with a prudent level of risk
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*             Long-term growth of capital                 AIM Capital Management, Inc.
                                                                                     Dresdner RCM Global Investors LLC
                                                                                     Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International            Long-term growth of capital                 Alliance Capital Management L.P., through its
 Equity*                                                                             Bernstein Investment Research and
                                                                                     Management Unit
                                                                                     Bank of Ireland Asset Management (U.S.) Limited
                                                                                     OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core           Long-term growth of capital                 Alliance Capital Management L.P., through its
 Equity*                                                                             Bernstein Investment Research and
                                                                                     Management Unit
                                                                                     Janus Capital Management LLC
                                                                                     Thornburg Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap                Long-term growth of capital                 Alliance Capital Management L.P.
 Growth*                                                                             Dresdner RCM Global Investors LLC
                                                                                     TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value*         Long-term growth of capital                 Alliance Capital Management L.P.
                                                                                     Institutional Capital Corporation
                                                                                     MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap            Long-term growth of capital                 Alliance Capital Management L.P.
 Growth*                                                                             MFS Investment Management
                                                                                     RS Investment Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap            Long-term growth of capital                 AXA Rosenberg Investment Management LLC
 Value*                                                                              The Boston Company Asset Management, LLC
                                                                                     TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology*              Long-term growth of capital                 Alliance Capital Management L.P.
                                                                                     Dresdner RCM Global Investors LLC
                                                                                     Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
PORTFOLIO NAME                           OBJECTIVE                                   ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      Seeks to achieve long-term growth of        Alliance Capital Management L.P.
                                         capital                                     Marsico Capital Management, LLC
                                                                                     MFS Investment Management
                                                                                     Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                 Seeks to achieve long-term growth of        Alliance Capital Management L.P.
                                         capital and increased income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                       Seeks long-term growth of capital           Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits  19

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      OBJECTIVE                                        ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income       Seeks to provide a high total return             Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        Seeks to achieve the highest total return        Alliance Capital Management L.P.
                                    consistent with the Adviser's determination
                                    of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate            Seeks to achieve high current income             Alliance Capital Management L.P.
 Government Securities              consistent with relative stability of
                                    principal
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International           Seeks long-term growth of capital                Alliance Capital Management L.P.
                                                                                     (including through its Bernstein Investment
                                                                                     Research and Management Unit)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            Seeks to obtain a high level of current          Alliance Capital Management L.P.
                                    income, preserve its assets and maintain
                                    liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          Seeks long-term growth of capital                Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond            Seeks to achieve high current income             Alliance Capital Management L.P.
                                    consistent with moderate risk of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        Seeks to achieve long-term growth of capital     Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              Seeks to achieve growth of capital. Current      Alliance Capital Management L.P.
                                    income is incidental to the Portfolio's
                                    objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions               Seeks long-term growth of capital                American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive          Seeks long-term growth of capital                American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                         Seeks to achieve a high return through both      Alliance Capital Management L.P.
                                    appreciation of capital and current income       Capital Guardian Trust Company
                                                                                     Jennison Associates LLC
                                                                                     Prudential Investments LLC
                                                                                     Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      Seeks capital appreciation                       Alliance Capital Management L.P.,
                                                                                     through its Bernstein Investment Research and
                                                                                     Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible     Seeks long-term capital appreciation             Calvert Asset Management Company, Inc.
                                                                                     Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   Seeks long-term growth of capital                Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        Seeks long-term growth of capital                Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     Seeks long-term growth of capital                Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity          Seeks long-term capital appreciation             Morgan Stanley Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 Seeks a total return before expenses that        Alliance Capital Management L.P.
                                    approximates the total return performance of
                                    the S&P 500 Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  Seeks long-term capital growth                   Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       Seeks long-term growth of capital                Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           Seeks long-term capital appreciation             Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                       Seeks to achieve a high total return through     Alliance Capital Management L.P.
                                    a combination of current income and capital
                                    appreciation
------------------------------------------------------------------------------------------------------------------------------------


20  Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                   OBJECTIVE                                           ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index*   Seeks to replicate as closely as possible           Deutsche Asset Management Inc.
                                 (before deduction of Portfolio expenses) the
                                 total return of the MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond*        Seeks to provide a high total return consistent     J.P. Morgan Investment Management, Inc.
                                 with moderate risk of capital and maintenance
                                 of liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth        Seeks long-term growth of capital                   Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value        Seeks capital appreciation                          Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus*                Seeks to achieve long-term growth of capital        Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity    Seeks capital appreciation and secondarily,         Mercury Advisors
                                 income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth           Seeks to provide long-term capital growth           MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust           Seeks long-term growth of capital with a            MFS Investment Management
                                 secondary objective to seek reasonable current
                                 income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                  Seeks to provide long-term growth of capital        MFS Investment Management
                                 and future income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income        Seeks capital growth. Current income is a           Putnam Investment Management, LLC
 Value                           secondary objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity   Seeks capital appreciation                          Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                Seeks long-term growth of capital and any           Putnam Investment Management, LLC
                                 increased income that results from this growth
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index*          Seeks to replicate as closely as possible           Deutsche Asset Management Inc.
                                 (before deduction of Portfolio expenses) the
                                 total return of the Russell 2000 Index
------------------------------------------------------------------------------------------------------------------------------------


* Subject to state availability.

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.

                                              Contract features and benefits  21

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of our general account assets. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in contracts issued in Maryland.

--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this Prospectus in "More information."

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2003 through 2012. Not all of the fixed maturity options will be available for annuitants ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o  the rate to maturity is 3%; or

o  the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix II at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value."


PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to


22  Contract features and benefits
that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 15, 2002 you chose the fixed maturity option with a maturity date of June 15, 2011, since the rate to maturity was 5.65% on February 15, 2002, we would have allocated $5,987 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an Equitable Life traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."


                                              Contract features and benefits  23

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options and (ii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);
       or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


24  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o you must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o you may not transfer to a fixed maturity option in which you already have value.

o you may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o if the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less.

o if you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.

You may request a transfer in writing, or by telephone using TOPS or on line using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the EQUI-VEST(R) Express(SM) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


AUTOMATIC TRANSFER OPTIONS


GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

One of our automatic transfer options, referred to as general dollar-cost averaging, allows you to have amounts automatically transferred from the EQ/Alliance Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Alliance Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:


                            Transferring your money among investment options  25

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


26  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this Prospectus.

-------------------------------------------------------------------
                             Method of Withdrawal
-------------------------------------------------------------------
                                                     Minimum
 Contract             Lump sum      Systematic   distribution
-------------------------------------------------------------------
NQ                     Yes            Yes             No
Traditional IRA        Yes            Yes            Yes
Roth IRA               Yes            Yes             No
-------------------------------------------------------------------

LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge (see "10% free withdrawal amount" in "Charges and Expenses" later in this Prospectus).


SYSTEMATIC WITHDRAWALS
(All contracts)

You may take systematic withdrawals if you have at least $20,000 of account value in the variable investment options. You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw a fixed-dollar amount from the variable investment options. You do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts -- See "Tax information" later in this Prospectus.)

We offer the minimum distribution withdrawal option to help you meet or exceed lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. We will calculate your payment each year based on your account value at the end of each prior calendar year, based on the method you choose. See "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals that are calculated based on the proposed revisions to the minimum distribution rules and your EQUI-VEST(R) contract account value. (See "Required minimum distributions" in "Tax information" later in this Prospectus.) The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to Traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment may apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a Traditional IRA contract, you may use our automatic deposit service.


                                                        Accessing your money  27

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express(SM) NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation to make regular contributions to Roth IRAs. See "Tax information" later in this Prospectus.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Express(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue.


--------------------------------------------------------------------------------
Fixed annuity payout options       o Life annuity

                                   o Life annuity with period certain

                                   o Life annuity with refund certain

                                   o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout  o Life annuity (not available in New York)
  options
                                   o Life annuity with period certain
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.


28  Accessing your money

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and variable annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable is imposed if you select a period certain. Any applicable withdrawal charge will be waived for Traditional IRA and Roth IRA contracts, if the period certain is more than 10 years.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we will use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3-1/2%. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


                                                        Accessing your money  29

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o on the last day of the contract year -- an annual administrative charge, if applicable

o charge for third-party transfer or exchange

o at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.70% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in February of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal


30  Charges and expenses
charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                                         Contract year
--------------------------------------------------------------------------------
                     1       2       3       4       5       6       7       8+
--------------------------------------------------------------------------------
   Percentage of
    contribution     7%      6%      5%      4%      3%      2%      1%      0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options in order of the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply. See "About our fixed maturity options" in "More information" later in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OF THE ANNUITANT. The withdrawal charge does not apply if the annuitant dies and a death benefit is payable to the beneficiary.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5%. (The rate is 1% in Puerto Rico.)


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o investment advisory fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25%.

o operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the attached prospectuses for each Trust.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or


                                                        Charges and expenses  31
both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


32  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

The death benefit is equal to greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, and any taxes that apply.

If you have transferred the value of another annuity contract that we issue to your EQUI-VEST(R) Express(SM) contract, the value of the other contract's minimum death benefit, calculated as of the time of the transfer, will be included in the total contributions for the purpose of calculating the minimum death benefit.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

Also, for all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed in "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o the cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


                                                    Payment of death benefit  33

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account(TM) until the account is closed.


BENEFICIARY CONTINUATION OPTION

This feature permits a beneficiary, upon your death, to maintain a contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA and Roth IRA contracts. This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals.

The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary. This feature must be elected within 9 months following the date we receive proof of your death and before any other inconsistent election is made, however, in no event will we accept a beneficiary continuation option election if such election is received after December 15th of the calendar year following your death. Beneficiaries who do not make a timely election will not be eligible for the beneficiary continuation option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


34  Payment of death benefit

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express(SM) contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA custodial or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and fixed maturity options and choices of payout options of EQUI-VEST(R) Express(SM), as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity


                                                             Tax information  35
payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(R) Express(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in your contract of the source contract carries over to the EQUI-VEST(R) Express(SM) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreements between the carriers, and provision of cost basis information may be required to process this type of exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.

OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to a particular Portfolio within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of Separate Account A for tax purposes.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and


36  Tax information
individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans.

o Roth IRAs, first available in 1998, funded on an after-tax basis. EQUI-VEST(R) Express(SM) Roth IRA is a Roth IRA.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.

The EQUI-VEST(R) Express(SM) traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) Express(SM) traditional and Roth IRA contracts. Because the IRS has announced that issuers of formally approved IRAs must amend their contracts to reflect recent tax law changes and resubmit the amended contracts to retain such formal approval, Equitable intends to comply with such requirement during 2002.


CANCELLATION

You can cancel any version of the EQUI-VEST(R) Express(SM) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. You can cancel an EQUI-VEST(R) Express(SM) Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you were born from July 1, 1931 to December 31, 1952, you may be eligible to make an additional "catch up contribution" of up to $500 to your traditional IRA for 2002.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2002 to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during calendar year 2002.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


                                                             Tax information  37

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $3,000 for 2002 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year, your fully deductible contribution can be up to $3,000 for 2002, or if less, your earned income. (The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions.)

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with the AGI between $34,000 and $44,000 in 2002. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002. This range will increase every year until 2007 when the range is $80,000-$100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.

To determine the deductible amount of the contribution for 2002, you determine AGI and subtract $34,000 if you are single, or $54,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times   $3,000 (or earned    Equals    the adjusted
 --------------------       x     income, if less,       =       deductible
  divided by $10,000                  or $3,500                  contribution
                                   if applicable)                limit


ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $3,000 per person limit for 2002. For 2002, the dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental 457(b) plans (beginning in 2002);

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and


38  Tax information

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

There are two ways to do rollovers:

o  Do it yourself
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distribution is:

o  "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  a hardship withdrawal; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Beginning in 2002, any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this Prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs."


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $3,000 for 2002, (or $3,500 if you are ages 50-70-1/2); or

o regular contributions of more than earned income for the year, if that amount is under $3,000 for 2002 (or $3,500 if you are ages 50-70-1/2); or

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings


                                                             Tax information  39
that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

Beginning in 2002, the following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax advisor.


REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized in 2002. Since the proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below reflects the proposed revisions.
--------------------------------------------------------------------------------

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for


40  Tax information
that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Otherwise, you will be responsible for calculating and requesting your required minimum distribution withdrawal.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/ CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.


                                                             Tax information  41

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express(SM) Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408(a) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from Traditional IRAs ("conversion" contributions); or

o tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during 2002, additional catch-up contributions totalling up to $500 can be made for the calendar year 2002.

With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


42  Tax information

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE-IRA funds) in a taxable "conversion" rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free.)

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


                                                             Tax information  43

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;

o "Qualified distributions" from Roth IRAs; and

o return of excess contributions or amounts recharacterized to a traditional
  IRA.


QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules in the case of any conversion in which the conversion distribution is made in 2002 and the conversion contribution is made in 2003, the conversion contribution is treated as contributed prior to other conversion contributions made in 2003.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


44  Tax information

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in certain limited cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o we might have to withhold and/or report on amounts we pay under a free look or cancellation.

o we are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
  IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2002 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and


                                                             Tax information  45
to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


46  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each of its portfolios.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became the corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.

The rates to maturity for new allocations as of February 15, 2002 and the related price per $100 of maturity value were as shown below.



--------------------------------------------------------------
   Fixed Maturity
      Options
    With June 15
   Maturity Date     Rate to Maturity as
        of                   of             Price Per $100 of
   Maturity Year     February 15, 2002      Maturity Value
--------------------------------------------------------------
        2002               3.00%                 $99.03
        2003               3.00%                 $96.15
        2004               3.25%                 $92.81
        2005               3.95%                 $87.89
        2006               4.30%                 $83.33
        2007               4.75%                 $78.08
--------------------------------------------------------------

                                                            More information  47

--------------------------------------------------------------
   Fixed Maturity
      Options
    With June 15
   Maturity Date     Rate to Maturity as
        of                   of             Price Per $100 of
   Maturity Year     February 15, 2002      Maturity Value
--------------------------------------------------------------
        2008               5.05%                 $ 73.19
        2009               5.30%                 $ 68.47
        2010               5.50%                 $ 64.00
        2011               5.65%                 $ 59.87
--------------------------------------------------------------

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

   (a) we determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b) we determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c) we determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d) we determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to


48  More information
the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax Information" earlier in this Prospectus.

AIP additional contributions may be allocated to any of the variable investment options but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.


WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day is generally any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance poli-


                                                            More information  49
cies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000, and for the three years ended December 31, 2001, incorporated in this prospectus by reference to the 2001 Annual Report on Form 10-K, are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of a Traditional IRA or Roth IRA contract except by surrender to us. Loans are not available and you cannot assign Traditional IRA and Roth IRA contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


50  More information

9. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract, including the withdrawal charge and the annual administrative charge but does not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the table of $0.714 per $1,000.


The results shown under "Length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. The results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, those portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001 and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

                                                      Investment performance  51

                                     TABLE
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001


-------------------------------------------------------------------------------------------------------
                                                                Length of option period
                                                 ------------------------------------------------------
                                                                                             Since
                                                                                            option
Variable Investment options                       1 year        5 years      10 years     inception+*
-------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (32.94)%       (4.92)%        2.85%         9.51%
EQ/Alliance Common Stock                         (18.66)%        8.17%        11.39%        13.32%
EQ/Alliance Global                               (28.08)%        2.24%           --          5.85%
EQ/Alliance Growth and Income                     (9.55)%       12.50%           --         12.82%
EQ/Alliance Growth Investors                     (20.52)%        5.71%           --          7.66%
EQ/Alliance Intermediate Government Securities    (0.22)%        4.61%           --          4.97%
EQ/Alliance International                        (31.09)%       (4.60)%          --         (1.37)%
EQ/Alliance Money Market                          (4.50)%        3.32%         3.42%         5.45%
EQ/Alliance Premier Growth                       (31.74)%          --            --        (16.17)%
EQ/Alliance Quality Bond                          (0.09)%        5.19%           --          5.09%
EQ/Alliance Small Cap Growth                     (21.13)%          --            --          5.48%
EQ/Alliance Technology                           (32.22)%          --            --        (32.81)%
EQ/AXP New Dimensions                            (23.38)%          --            --        (28.96)%
EQ/AXP Strategy Aggressive                       (41.15)%          --            --        (54.52)%
EQ/Balanced                                      (10.11)%        7.32%         6.24%         8.73%
EQ/Bernstein Diversified Value                    (4.96)%          --            --         (3.24)%
EQ/Calvert Socially Responsible                      --            --            --          0.12%
EQ/Capital Guardian International                (28.70)%          --            --         (1.77)%
EQ/Capital Guardian Research                     (10.02)%          --            --          1.88%
EQ/Capital Guardian U.S. Equity                  (10.01)%          --            --         (1.02)%
EQ/Emerging Markets Equity                       (13.13)%          --            --        (11.39)%
EQ/Equity 500 Index                              (20.06)%        8.40%           --         12.91%
EQ/Evergreen Omega                               (24.86)%          --            --        (13.30)%
EQ/FI Mid Cap                                    (21.30)%          --            --        (15.58)%
EQ/FI Small/Mid Cap Value                         (4.07)%          --            --          0.78%
EQ/High Yield                                     (7.34)%       (1.88)%          --          3.26%
EQ/Janus Large Cap Growth                        (30.75)%          --            --        (33.45)%
EQ/Lazard Small Cap Value                          9.53%           --            --         (2.08)%
EQ/Mercury Basic Value Equity                     (2.55)%          --            --         10.77%
EQ/MFS Emerging Growth Companies                 (41.73)%          --            --          6.11%
EQ/MFS Investors Trust                           (23.84)%          --            --         (8.41)%
EQ/MFS Research                                  (29.62)%          --            --          3.01%
EQ/Putnam Growth & Income Value                  (14.76)%          --            --          2.84%
EQ/Putnam International Equity                   (29.33)%          --            --         (1.59)%
EQ/Putnam Voyager                                (32.23)%          --            --         (1.70)%

                                                               Length of portfolio period
                                                 -------------------------------------------------------
                                                                                             Since
                                                                                           portfolio
 Variable Investment options                      3 years        5 years     10 years     inception+**
--------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (11.41)%       (4.92)%        2.85%         9.51%
EQ/Alliance Common Stock                          (4.28)%        8.17%        11.39%        10.72%
EQ/Alliance Global                                (6.51)%        2.24%         7.33%         7.61%
EQ/Alliance Growth and Income                      5.62%        12.50%           --         12.27%
EQ/Alliance Growth Investors                      (1.84)%        5.71%         7.77%        10.82%
EQ/Alliance Intermediate Government Securities     2.85%         4.61%         4.69%         5.37%
EQ/Alliance International                         (9.73)%       (4.60)%          --         (0.52)%
EQ/Alliance Money Market                           2.12%         3.32%         3.42%         5.45%
EQ/Alliance Premier Growth                           --            --            --        (13.98)%
EQ/Alliance Quality Bond                           2.89%         5.19%           --          4.80%
EQ/Alliance Small Cap Growth                       5.38%           --            --          7.77%
EQ/Alliance Technology                               --            --            --        (29.99)%
EQ/AXP New Dimensions                                --            --            --        (28.96)%
EQ/AXP Strategy Aggressive                           --            --            --        (54.52)%
EQ/Balanced                                        1.57%         7.32%         6.24%         8.73%
EQ/Bernstein Diversified Value                    (1.19)%          --            --          4.00%
EQ/Calvert Socially Responsible                      --            --            --         (7.93)%
EQ/Capital Guardian International                    --            --            --         (6.85)%
EQ/Capital Guardian Research                         --            --            --          1.16%
EQ/Capital Guardian U.S. Equity                      --            --            --         (0.96)%
EQ/Emerging Markets Equity                         0.97%           --            --        (11.39)%
EQ/Equity 500 Index                               (4.44)%        8.40%           --         12.33%
EQ/Evergreen Omega                                                 --            --
EQ/FI Mid Cap                                        --            --            --        (15.58)%
EQ/FI Small/Mid Cap Value                          0.97%           --            --          2.21%
EQ/High Yield                                     (6.88)%       (1.88)%        5.75%         6.13%
EQ/Janus Large Cap Growth                            --            --            --        (33.45)%
EQ/Lazard Small Cap Value                          9.88%           --            --          5.36%
EQ/Mercury Basic Value Equity                      9.44%           --            --         12.27%
EQ/MFS Emerging Growth Companies                  (5.22)%          --            --          7.95%
EQ/MFS Investors Trust                                             --            --
EQ/MFS Research                                   (5.86)%          --            --          4.39%
EQ/Putnam Growth & Income Value                   (3.39)%          --            --          3.92%
EQ/Putnam International Equity                     0.64%           --            --          6.41%
EQ/Putnam Voyager                                 (9.77)%          --            --          5.15%


 + Unannualized (including Since Inception values if time since inception is less than one year)

 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate
   Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
   EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
   EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/High Yield (1/2/87); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and


52  Investment performance

   EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Healthcare, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


                                                      Investment performance  53

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                     Investor's Business Daily
Money Management Letter                      Institutional Investor
Morningstar's Variable Annuity               The New York Times
     Sourcebook                              Money
Investment Dealers Digest                    The Wall Street Journal
National Underwriter                         Kiplinger's Personal Finance
Business Week                                The Los Angeles Times
Pension & Investments                        Financial Planning
Forbes                                       The Chicago Tribune
USA Today                                    Investment Adviser
Fortune                                      Investment Management Weekly
--------------------------------------------------------------------------------

From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge or any withdrawal charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed Portfolios into 25 categories by portfolio objectives. According to Lipper , the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST(R) Express(SM) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and, therefore, reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.



54  Investment performance

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

Equitable Life's Annual Report on Form 10-K, for the year ended December 31, 2001, is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


                             Incorporation of certain documents by reference  55

                      (This page intentionally left blank)

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.

                                                                                            For the years ending December 31,
                                                                                           ----------------------------------
                                                                                                 1999        2000        2001
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $112.33     $ 96.42     $ 71.46
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3          28          33
-----------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $111.02     $ 94.30     $ 83.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25         296         387
-----------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $119.52     $ 96.06     $ 75.87
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9         109         162
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $103.87     $111.81     $109.04
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14         145         300
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $112.30     $103.52     $ 89.58
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10         101         133
-----------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $100.40     $108.29     $115.71
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3          10          68
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $126.71     $ 96.46     $ 73.27
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          33          48
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $101.49     $106.56     $109.30
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43         139         270
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $116.53     $ 94.20     $ 70.94
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              21         242         305
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $ 99.28     $109.43     $117.07
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4          26         113
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $130.79     $147.23     $126.52
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          63         129
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 66.29     $ 49.61
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          92         168
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 82.97     $ 69.43
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           2          14
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 62.20     $ 40.99
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           5          28
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $108.71     $105.98     $102.76
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2          34         136
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $101.04
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $106.94     $112.19     $108,87
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           4           9
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $101.79     $104.44     $101.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           3           9
-----------------------------------------------------------------------------------------------------------------------------

                                Appendix I: Condensed financial information  A-1

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------
                                                                                               1999        2000        2001
------------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $147.71      $ 87.72     $ 82.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           28          35
------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $106.17      $ 94.85     $ 82.52
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           78         139
------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $106.73      $ 93.34     $ 76.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1            3
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $100.11      $ 85.86
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           7           77
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $106.09     $110.49      $113.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          13          105
------------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $ 99.34     $ 89.64      $ 89.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4          23           51
------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 84.05      $ 64.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          12           82
------------------------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --      $106.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $ 97.22     $107.68      $112.55
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5          31           88
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $157.69     $126.78      $ 82.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17         181          204
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $104.63     $102.92      $ 85.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          12           17
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $116.97     $109.77      $ 85.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3          56           69
------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $ 92.44     $ 97.78      $ 90.25
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           6           13
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                  $123.90     $ 99.81      $ 77.28
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3          43           85
------------------------------------------------------------------------------------------------------------------------------



A-2  Appendix I: Condensed financial information

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 2003 to a fixed maturity option with a maturity date of June 15, 2012 (i.e., nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2007.



---------------------------------------------------------------------------------
                                                          Hypothetical assumed
                                                           rate to maturity on
                                                              June 15, 2007
                                                        -------------------------
                                                             5.00%        9.00%
---------------------------------------------------------------------------------
As of June 15, 2007 (before withdrawal)
---------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048     $119,487
---------------------------------------------------------------------------------
(2) Fixed maturity amount                                  $131,080     $131,080
---------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                     $ 12,968     $(11,593)
---------------------------------------------------------------------------------
 On June 15, 2007 (after withdrawal)
---------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                      $  4,501     $ (4,851)
---------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,499     $ 54,851
---------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                       $ 85,581     $ 76,229
---------------------------------------------------------------------------------
(7) Maturity value                                         $120,032     $106,915
---------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                          $ 94,048     $ 69,487
---------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.


                               Appendix II: Market value adjustment example  B-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          Page
Unit Values                                                                  2
Calculation of Annuity Payments                                              2
The Reorganization                                                           3
Custodian and independent accountants                                        3
EQ/Alliance Money Market option yield information                            3
Other yield information                                                      4
Distribution of the Contracts                                                5
Financial Statements                                                         5


How to obtain an EQUI-VEST(R) Express(SM) Statement of Additional Information for Separate Account A

Call 1-800-628-6673 or send this request form to:
   EQUI-VEST(R) Express(SM)
   Processing Office
   The Equitable Life
   P.O. Box 2996
   New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Express(SM) Statement of Additional Information dated May 1, 2002.
(Combination variable and fixed deferred annuity)


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                 State        Zip






888-1298  (5/02)

SUPPLEMENT, DATED MAY 1, 2002, TO THE
EQUI-VEST(R) EXPRESS(SM) PROSPECTUS AND
EQUI-VEST(R) PROSPECTUS
COMBINATION VARIABLE AND FIXED DEFERRED
ANNUITY CERTIFICATES ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our statement of additional information (SAI) dated May 1, 2002. If you do not presently have a copy of the prospectus and prior supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 2996, New York, NY 10116-2996, or calling (800) 628-6673. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this supplement. The SAI has been incorporated by reference into this supplement.

In this Supplement, we provide information on (1) how to reach us; (2) the combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses; (5) disruptive transfer activity; (6) minimum distribution withdrawals; (7) the annual administrative charge; (8) our business day; (9) payment of the death benefit; (10) tax information; (11) the beneficiary continuation option; (12) condensed financial information; (13) Equitable Life; (14) investment performance; and (15) Variable Immediate Annuity payout options.


                                                                          X00338

                                                                        (R-4/15)

(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Life
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Life
EQUI-VEST(R)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options; and

o change your TOPS personal identification number ("PIN") (not available through EQAccess).

o  change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.


--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------

You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.



(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS


Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.



(3) INVESTMENT OPTIONS


Please note the following information:


--------------------------------------------------------------------------------
 Former Name                  New Name            Effective Date
--------------------------------------------------------------------------------
EQ/Alliance High Yield       EQ/High Yield       May 1, 2002
--------------------------------------------------------------------------------
EQ/Putnam Investors Growth   EQ/Putnam Voyager   May 1, 2002
--------------------------------------------------------------------------------


The investment objective and adviser for the corresponding portfolio remains the same.



(4) THE TRUSTS' ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2001. All portfolios may not be available in all annuity products.

THE TRUSTS' ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Net
                                                                                                          total annual
                                                   Management Fees                      Other expenses   expenses (After
                                                   (After expense                       (After expense       expense
 Portfolio Name                                    limitation)(1)      12b-1 Fees(2)    limitation)(3)   limitation)(4)
----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*                            0.00%               0.25%             0.70%             0.95%
AXA Premier VIP Health Care*                          0.44%               0.25%             1.16%             1.85%
AXA Premier VIP International Equity*                 0.62%               0.25%             0.93%             1.80%
AXA Premier VIP Large Cap Core Equity*                0.17%               0.25%             0.93%             1.35%
AXA Premier VIP Large Cap Growth*                     0.31%               0.25%             0.79%             1.35%
AXA Premier VIP Large Cap Value*                      0.08%               0.25%             1.02%             1.35%
AXA Premier VIP Small/Mid Cap Growth*                 0.42%               0.25%             0.93%             1.60%
AXA Premier VIP Small/Mid Cap Value*                  0.20%               0.25%             1.15%             1.60%
AXA Premier VIP Technology*                           0.58%               0.25%             1.02%             1.85%
----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                   0.61%               0.25%             0.08%             0.94%
EQ/Alliance Common Stock                              0.46%               0.25%             0.07%             0.78%
EQ/Alliance Global                                    0.73%               0.25%             0.12%             1.10%
EQ/Alliance Growth and Income                         0.57%               0.25%             0.06%             0.88%
EQ/Alliance Growth Investors                          0.57%               0.25%             0.06%             0.88%
EQ/Alliance Intermediate Government Securities        0.50%               0.25%             0.12%             0.87%
EQ/Alliance International                             0.85%               0.25%             0.25%             1.35%
EQ/Alliance Money Market                              0.33%               0.25%             0.07%             0.65%
EQ/Alliance Premier Growth                            0.84%               0.25%             0.06%             1.15%
EQ/Alliance Quality Bond                              0.53%               0.25%             0.07%             0.85%
EQ/Alliance Small Cap Growth                          0.75%               0.25%             0.06%             1.06%
EQ/Alliance Technology                                0.82%               0.25%             0.08%             1.15%
EQ/AXP New Dimensions                                 0.00%               0.25%             0.70%             0.95%
EQ/AXP Strategy Aggressive                            0.00%               0.25%             0.75%             1.00%
EQ/Balanced                                           0.57%               0.25%             0.08%             0.90%
EQ/Bernstein Diversified Value                        0.61%               0.25%             0.09%             0.95%
EQ/Calvert Socially Responsible                       0.00%               0.25%             0.80%             1.05%
EQ/Capital Guardian International                     0.66%               0.25%             0.29%             1.20%
EQ/Capital Guardian Research                          0.55%               0.25%             0.15%             0.95%
EQ/Capital Guardian U.S. Equity                       0.59%               0.25%             0.11%             0.95%
EQ/Emerging Markets Equity                            0.87%               0.25%             0.68%             1.80%
EQ/Equity 500 Index                                   0.25%               0.25%             0.06%             0.56%
EQ/Evergreen Omega                                    0.00%               0.25%             0.70%             0.95%
EQ/FI Mid Cap                                         0.48%               0.25%             0.27%             1.00%
EQ/FI Small/Mid Cap Value                             0.74%               0.25%             0.11%             1.10%
EQ/High Yield                                         0.60%               0.25%             0.07%             0.92%
EQ/International Equity Index*                        0.35%               0.25%             0.50%             1.10%
EQ/J.P. Morgan Core Bond*                             0.44%               0.25%             0.11%             0.80%
EQ/Janus Large Cap Growth                             0.76%               0.25%             0.14%             1.15%
EQ/Lazard Small Cap Value                             0.72%               0.25%             0.13%             1.10%
EQ/Marsico Focus*                                     0.00%               0.25%             0.90%             1.15%
EQ/Mercury Basic Value Equity                         0.60%               0.25%             0.10%             0.95%
EQ/MFS Emerging Growth Companies                      0.63%               0.25%             0.09%             0.97%
EQ/MFS Investors Trust                                0.58%               0.25%             0.12%             0.95%
EQ/MFS Research                                       0.63%               0.25%             0.07%             0.95%
EQ/Putnam Growth & Income Value                       0.57%               0.25%             0.13%             0.95%
EQ/Putnam International Equity                        0.71%               0.25%             0.29%             1.25%
EQ/Putnam Voyager                                     0.62%               0.25%             0.08%             0.95%
EQ/Small Company Index*                               0.25%               0.25%             0.35%             0.85%
----------------------------------------------------------------------------------------------------------------------------


Notes:

*  Subject to state availability.

(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (4) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.

(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which is effective through April 30, 2003. Under these agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.

-----------------------------------------------------------------------------
                                    Management       Other expenses
                                Fees (before any    (before any fee
                                   fee waivers      waivers and/or
                                 and/or expense         expense
 Portfolio Name                  reimbursements)    reimbursements)
-----------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------
AXA Premier VIP Core Bond           0.60%              0.84%
AXA Premier VIP Health Care         1.20%              1.16%
AXA Premier VIP International
Equity                              1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                              0.90%              0.93%
AXA Premier VIP Large Cap Growth    0.90%              0.79%
AXA Premier VIP Large Cap Value     0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                              1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                               1.10%              1.15%
AXA Premier VIP Technology          1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth          0.90%              0.06%
EQ/Alliance Technology              0.90%              0.08%
EQ/AXP New Dimensions               0.65%              1.06%
EQ/AXP Strategy Aggressive          0.70%              0.77%
EQ/Bernstein Diversified Value      0.65%              0.09%


--------------------------------------------------------------------------------
                                         Management       Other expenses
                                     Fees (before any    (before any fee
                                        fee waivers      waivers and/or
                                      and/or expense         expense
 Portfolio Name                       reimbursements)    reimbursements)
--------------------------------------------------------------------------------
EQ/Calvert Socially Responsible     0.65%              1.46%
EQ/Capital Guardian International   0.85%              0.29%
EQ/Capital Guardian Research        0.65%              0.15%
EQ/Capital Guardian U.S. Equity     0.65%              0.11%
EQ/Emerging Markets Equity          1.15%              0.68%
EQ/Evergreen Omega                  0.65%              0.99%
EQ/FI Mid Cap                       0.70%              0.27%
EQ/FI Small/Mid Cap Value           0.75%              0.11%
EQ/International Equity Index       0.35%              0.50%
EQ/J.P. Morgan Core Bond            0.45%              0.11%
EQ/Janus Large Cap Growth           0.90%              0.14%
EQ/Lazard Small Cap Value           0.75%              0.13%
EQ/Marsico Focus                    0.90%              2.44%
EQ/MFS Investors Trust              0.60%              0.12%
EQ/MFS Research                     0.65%              0.07%
EQ/Putnam Growth & Income Value     0.60%              0.13%
EQ/Putnam International Equity      0.85%              0.29%
EQ/Putnam Voyager                   0.65%              0.08%
--------------------------------------------------------------------------------

EQUI-VEST(R)
EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) We also assume that the optional ratcheted death benefit has not been elected and there is no waiver of the withdrawal charge. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.714 per $1,000. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in your Prospectus under "Charges and Expenses."

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of the Trusts in the table above, for the entire one, three, five and ten year periods included in the examples. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



------------------------------------------------------------------------------------------
                                            If you surrender your contract at the end
                                               of each period shown, the expenses
                                                            would be:
                                        --------------------------------------------------
                                           1 year      3 years      5 years     10 years
------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 83.64     $ 150.71     $ 220.26     $ 344.44
AXA Premier VIP Health Care             $ 92.60     $ 176.90     $ 262.70     $ 428.25
AXA Premier VIP International Equity    $ 92.10     $ 175.46     $ 260.39     $ 423.79
AXA Premier VIP Large Cap Core Equity   $ 87.62     $ 162.41     $ 239.33     $ 382.65
AXA Premier VIP Large Cap Growth        $ 87.62     $ 162.41     $ 239.33     $ 382.65
AXA Premier VIP Large Cap Value         $ 87.62     $ 162.41     $ 239.33     $ 382.65
AXA Premier VIP Small/Mid Cap Growth    $ 90.11     $ 169.68     $ 251.08     $ 405.74
AXA Premier VIP Small/Mid Cap Value     $ 90.11     $ 169.68     $ 251.08     $ 405.74
AXA Premier VIP Technology              $ 92.60     $ 176.90     $ 262.70     $ 428.25
EQ/Aggressive Stock                     $ 83.54     $ 150.42     $ 219.78     $ 343.47
EQ/Alliance Common Stock                $ 81.94     $ 145.71     $ 212.05     $ 327.72
EQ/Alliance Global                      $ 85.13     $ 155.11     $ 227.45     $ 358.96
EQ/Alliance Growth and Income           $ 82.94     $ 148.65     $ 216.89     $ 337.60
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                                            If you do not surrender your contract at
                                               the end of each period shown, the
                                                       expenses would be:
                                        --------------------------------------------------
                                           1 year     3 years     5 years      10 years
------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 31.70     $  96.86   $ 164.42     $ 344.44
AXA Premier VIP Health Care             $ 41.15     $ 124.53   $ 209.40     $ 428.25
AXA Premier VIP International Equity    $ 40.62     $ 123.01   $ 206.95     $ 423.79
AXA Premier VIP Large Cap Core Equity   $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Growth        $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Value         $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Small/Mid Cap Growth    $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Small/Mid Cap Value     $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Technology              $ 41.15     $ 124.53   $ 209.40     $ 428.25
EQ/Aggressive Stock                     $ 31.60     $  96.55   $ 163.91     $ 343.47
EQ/Alliance Common Stock                $ 29.92     $  91.57   $ 155.72     $ 327.72
EQ/Alliance Global                      $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Alliance Growth and Income           $ 30.97     $  94.68   $ 160.85     $ 337.60
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                        of each period shown, the expenses
                                                                     would be:
                                                 ---------------------------------------------------
                                                    1 year      3 years      5 years     10 years
----------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 82.94     $ 148.65     $ 216.89     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 82.84     $ 148.36     $ 216.41     $ 336.61
EQ/Alliance International                        $ 87.62     $ 162.41     $ 239.33     $ 382.65
EQ/Alliance Money Market                         $ 80.65     $ 141.87     $ 205.74     $ 314.74
EQ/Alliance Premier Growth                       $ 85.63     $ 156.57     $ 229.84     $ 363.75
EQ/Alliance Quality Bond                         $ 82.64     $ 147.77     $ 215.44     $ 334.64
EQ/Alliance Small Cap Growth                     $ 84.73     $ 153.94     $ 225.54     $ 355.11
EQ/Alliance Technology                           $ 85.63     $ 156.57     $ 229.84     $ 363.75
EQ/AXP New Dimensions                            $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/AXP Strategy Aggressive                       $ 84.13     $ 152.18     $ 222.66     $ 349.31
EQ/Balanced                                      $ 83.14     $ 149.24     $ 217.85     $ 339.56
EQ/Bernstein Diversified Value                   $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Calvert Socially Responsible                  $ 84.63     $ 153.64     $ 225.06     $ 354.14
EQ/Capital Guardian International                $ 86.13     $ 158.04     $ 232.22     $ 368.51
EQ/Capital Guardian Research                     $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Emerging Markets Equity                       $ 92.10     $ 175.46     $ 260.39     $ 423.79
EQ/Equity 500 Index                              $ 79.75     $ 139.20     $ 201.35     $ 305.65
EQ/Evergreen Omega                               $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/FI Mid Cap                                    $ 84.13     $ 152.18     $ 222.66     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 85.13     $ 155.11     $ 227.45     $ 358.96
EQ/High Yield                                    $ 83.34     $ 149.83     $ 218.82     $ 341.52
EQ/International Equity Index                    $ 85.13     $ 155.11     $ 227.45     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 82.14     $ 146.30     $ 213.02     $ 329.71
EQ/Janus Large Cap Growth                        $ 85.63     $ 156.57     $ 229.84     $ 363.75
EQ/Lazard Small Cap Value                        $ 85.13     $ 155.11     $ 227.45     $ 358.96
EQ/Marsico Focus                                 $ 85.63     $ 156.57     $ 229.84     $ 363.75
EQ/Mercury Basic Value Equity                    $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 83.83     $ 151.30     $ 221.22     $ 346.39
EQ/MFS Investors Trust                           $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/MFS Research                                  $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Putnam Growth & Income Value                  $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Putnam International Equity                   $ 86.62     $ 159.50     $ 234.59     $ 373.25
EQ/Putnam Voyager                                $ 83.64     $ 150.71     $ 220.26     $ 344.44
EQ/Small Company Index                           $ 82.64     $ 147.77     $ 215.44     $ 334.64
----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                 ---------------------------------------------------
                                                    1 year     3 years     5 years      10 years
----------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 30.97     $  94.68   $ 160.85     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 30.86     $  94.37   $ 160.34     $ 336.61
EQ/Alliance International                        $ 35.90     $ 109.22   $ 184.63     $ 382.65
EQ/Alliance Money Market                         $ 28.55     $  87.51   $ 149.03     $ 314.74
EQ/Alliance Premier Growth                       $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Alliance Quality Bond                         $ 30.65     $  93.75   $ 159.31     $ 334.64
EQ/Alliance Small Cap Growth                     $ 32.86     $ 100.27   $ 170.01     $ 355.11
EQ/Alliance Technology                           $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/AXP New Dimensions                            $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/AXP Strategy Aggressive                       $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/Balanced                                      $ 31.18     $  95.31   $ 161.87     $ 339.56
EQ/Bernstein Diversified Value                   $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Calvert Socially Responsible                  $ 32.75     $  99.96   $ 169.51     $ 354.14
EQ/Capital Guardian International                $ 34.33     $ 104.60   $ 177.09     $ 368.51
EQ/Capital Guardian Research                     $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Emerging Markets Equity                       $ 40.62     $ 123.01   $ 206.95     $ 423.79
EQ/Equity 500 Index                              $ 27.61     $  84.70   $ 144.37     $ 305.65
EQ/Evergreen Omega                               $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/FI Mid Cap                                    $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/High Yield                                    $ 31.39     $  95.93   $ 162.89     $ 341.52
EQ/International Equity Index                    $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 30.13     $  92.19   $ 156.75     $ 329.71
EQ/Janus Large Cap Growth                        $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Lazard Small Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Marsico Focus                                 $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Mercury Basic Value Equity                    $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 31.91     $  97.48   $ 165.44     $ 346.39
EQ/MFS Investors Trust                           $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Research                                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam Growth & Income Value                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam International Equity                   $ 34.85     $ 106.14   $ 179.61     $ 373.25
EQ/Putnam Voyager                                $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Small Company Index                           $ 30.65     $  93.75   $ 159.31     $ 334.64
----------------------------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL RATCHETED DEATH BENEFIT:

The above examples do not reflect a charge for the optional ratcheted death benefit. If you elected the optional ratcheted death benefit, we will also deduct an annual charge equal to 0.15% of your account value on each contract date anniversary up to age 90. Therefore, the expenses shown in the above examples would, in each case, be increased by an amount not in excess of $1.57 in the first year, $1.74 in the third year, $1.91 in the fifth year and $2.44 in the tenth year.


EQUI-VEST(R) EXPRESS(SM)


EXAMPLES
The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.714 per $1,000. We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in your Prospectus under "Charges and Expenses."

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each of the Trusts in the table above, for the entire one, three, five and ten year periods included the examples. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

-----------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                         of each period shown, the expenses
                                                                     would be:
                                                 ----------------------------------------------------
                                                     1 year      3 years      5 years     10 years
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 101.70     $ 146.86     $ 194.42     $ 344.44
AXA Premier VIP Health Care                      $ 111.15     $ 174.53     $ 239.40     $ 428.25
AXA Premier VIP International Equity             $ 110.62     $ 173.01     $ 236.95     $ 423.79
AXA Premier VIP Large Cap Core Equity            $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Large Cap Growth                 $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Large Cap Value                  $ 105.90     $ 159.22     $ 214.63     $ 382.65
AXA Premier VIP Small/Mid Cap Growth             $ 108.52     $ 166.90     $ 227.09     $ 405.74
AXA Premier VIP Small/Mid Cap Value              $ 108.52     $ 166.90     $ 227.09     $ 405.74
AXA Premier VIP Technology                       $ 111.15     $ 174.53     $ 239.40     $ 428.25
EQ/Aggressive Stock                              $ 101.60     $ 146.55     $ 193.91     $ 343.47
EQ/Alliance Common Stock                         $  99.92     $ 141.57     $ 185.72     $ 327.72
EQ/Alliance Global                               $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/Alliance Growth and Income                    $ 100.97     $ 144.68     $ 190.85     $ 337.60
EQ/Alliance Growth Investors                     $ 100.97     $ 144.68     $ 190.85     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 100.86     $ 144.37     $ 190.34     $ 336.61
EQ/Alliance International                        $ 105.90     $ 159.22     $ 214.63     $ 382.65
EQ/Alliance Money Market                         $  98.55     $ 137.51     $ 179.03     $ 314.74
EQ/Alliance Premier Growth                       $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Alliance Quality Bond                         $ 100.65     $ 143.75     $ 189.31     $ 334.64
EQ/Alliance Small Cap Growth                     $ 102.86     $ 150.27     $ 200.01     $ 355.11
EQ/Alliance Technology                           $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/AXP New Dimensions                            $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/AXP Strategy Aggressive                       $ 102.23     $ 148.41     $ 196.97     $ 349.31
EQ/Balanced                                      $ 101.18     $ 145.31     $ 191.87     $ 339.56
EQ/Bernstein Diversified Value                   $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Calvert Socially Responsible                  $ 102.75     $ 149.96     $ 199.51     $ 354.14
EQ/Capital Guardian International                $ 104.33     $ 154.60     $ 207.09     $ 368.51
EQ/Capital Guardian Research                     $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Emerging Markets Equity                       $ 110.62     $ 173.01     $ 236.95     $ 423.79
EQ/Equity 500 Index                              $  97.61     $ 134.70     $ 174.37     $ 305.65
EQ/Evergreen Omega                               $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/FI Mid Cap                                    $ 102.23     $ 148.41     $ 196.97     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/High Yield                                    $ 101.39     $ 145.93     $ 192.89     $ 341.52
EQ/International Equity Index                    $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 100.13     $ 142.19     $ 186.75     $ 329.71
EQ/Janus Large Cap Growth                        $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Lazard Small Cap Value                        $ 103.28     $ 151.51     $ 202.04     $ 358.96
EQ/Marsico Focus                                 $ 103.80     $ 153.05     $ 204.57     $ 363.75
EQ/Mercury Basic Value Equity                    $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 101.91     $ 147.48     $ 195.44     $ 346.39
EQ/MFS Investors Trust                           $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/MFS Research                                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Putnam Growth & Income Value                  $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Putnam International Equity                   $ 104.85     $ 156.14     $ 209.61     $ 373.25
EQ/Putnam Voyager                                $ 101.70     $ 146.86     $ 194.42     $ 344.44
EQ/Small Company Index                           $ 100.65     $ 143.75     $ 189.31     $ 334.64
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                 ----------------------------------------------------
                                                    1 year     3 years     5 years      10 years
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.70     $  96.86   $ 164.42     $ 344.44
AXA Premier VIP Health Care                      $ 41.15     $ 124.53   $ 209.40     $ 428.25
AXA Premier VIP International Equity             $ 40.62     $ 123.01   $ 206.95     $ 423.79
AXA Premier VIP Large Cap Core Equity            $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Growth                 $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Large Cap Value                  $ 35.90     $ 109.22   $ 184.63     $ 382.65
AXA Premier VIP Small/Mid Cap Growth             $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Small/Mid Cap Value              $ 38.52     $ 116.90   $ 197.09     $ 405.74
AXA Premier VIP Technology                       $ 41.15     $ 124.53   $ 209.40     $ 428.25
EQ/Aggressive Stock                              $ 31.60     $  96.55   $ 163.91     $ 343.47
EQ/Alliance Common Stock                         $ 29.92     $  91.57   $ 155.72     $ 327.72
EQ/Alliance Global                               $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Alliance Growth and Income                    $ 30.97     $  94.68   $ 160.85     $ 337.60
EQ/Alliance Growth Investors                     $ 30.97     $  94.68   $ 160.85     $ 337.60
EQ/Alliance Intermediate Government Securities   $ 30.86     $  94.37   $ 160.34     $ 336.61
EQ/Alliance International                        $ 35.90     $ 109.22   $ 184.63     $ 382.65
EQ/Alliance Money Market                         $ 28.55     $  87.51   $ 149.03     $ 314.74
EQ/Alliance Premier Growth                       $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Alliance Quality Bond                         $ 30.65     $  93.75   $ 159.31     $ 334.64
EQ/Alliance Small Cap Growth                     $ 32.86     $ 100.27   $ 170.01     $ 355.11
EQ/Alliance Technology                           $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/AXP New Dimensions                            $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/AXP Strategy Aggressive                       $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/Balanced                                      $ 31.18     $  95.31   $ 161.87     $ 339.56
EQ/Bernstein Diversified Value                   $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Calvert Socially Responsible                  $ 32.75     $  99.96   $ 169.51     $ 354.14
EQ/Capital Guardian International                $ 34.33     $ 104.60   $ 177.09     $ 368.51
EQ/Capital Guardian Research                     $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Capital Guardian U.S. Equity                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Emerging Markets Equity                       $ 40.62     $ 123.01   $ 206.95     $ 423.79
EQ/Equity 500 Index                              $ 27.61     $  84.70   $ 144.37     $ 305.65
EQ/Evergreen Omega                               $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/FI Mid Cap                                    $ 32.23     $  98.41   $ 166.97     $ 349.31
EQ/FI Small/Mid Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/High Yield                                    $ 31.39     $  95.93   $ 162.89     $ 341.52
EQ/International Equity Index                    $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/J.P. Morgan Core Bond                         $ 30.13     $  92.19   $ 156.75     $ 329.71
EQ/Janus Large Cap Growth                        $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Lazard Small Cap Value                        $ 33.28     $ 101.51   $ 172.04     $ 358.96
EQ/Marsico Focus                                 $ 33.80     $ 103.05   $ 174.57     $ 363.75
EQ/Mercury Basic Value Equity                    $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Emerging Growth Companies                 $ 31.91     $  97.48   $ 165.44     $ 346.39
EQ/MFS Investors Trust                           $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/MFS Research                                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam Growth & Income Value                  $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Putnam International Equity                   $ 34.85     $ 106.14   $ 179.61     $ 373.25
EQ/Putnam Voyager                                $ 31.70     $  96.86   $ 164.42     $ 344.44
EQ/Small Company Index                           $ 30.65     $  93.75   $ 159.31     $ 334.64
-----------------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the prospectus.



IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above examples for "If you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" in your prospectus.


(5) DISRUPTIVE TRANSFER ACTIVITY

The following reflects Equitable's current policy with regard to market timing-related transaction requests.

You should note that the EQUI-VEST(R) contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


(6) MINIMUM DISTRIBUTION WITHDRAWALS


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals that are calculated based on the proposed revisions to the minimum distribution rules and your EQUI-VEST(R) contract account value. (See "Required minimum distributions" in "Tax information" later in this Supplement.) The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.



(7) ANNUAL ADMINISTRATIVE CHARGE

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in February of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


(8) OUR BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


(9) PAYMENT OF DEATH BENEFIT

The death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or, if greater, (ii) the "minimum death benefit" or for Series 800 only, the ratcheted death benefit, if applicable. The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, and any taxes that apply.


(10) TAX INFORMATION

The discussion in the Prospectus is amended to reflect changes due to the Economic Growth and Tax Relief Reconciliation Act of 2001, and proposed revisions to the proposed required minimum distribution Treasury Regulations.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA. Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA con-tribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution--even if you make a contribution to one plan and take the distribution from another plan--during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as to a traditional IRA or Roth IRA.


CONTRIBUTIONS

INCREASED LIMITS ON REGULAR CONTRIBUTIONS TO BOTH TYPES OF IRAS. The maximum amount of regular contributions to all IRAs for any individual (including both traditional and Roth IRAs) for 2002 has been increased from $2,000 to $3,000.
If the traditional IRA owner is at least age 50 but under age 70-1/2 at any time during 2002 an additional catch-up contribution of up to $500 for 2002 may be made. For Roth IRAs, an additional catch-up contribution of up to $500 for 2002 may be made if the Roth IRA owner is at least age 50 at any time during 2002.

If the traditional IRA owner is single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44,000 in 2002. If the traditional IRA owner is married, files a joint return, and is covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002.


ROLLOVER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA (but not a Roth IRA) from "eligible retirement plans" which include other traditional IRAs, qualified plans, 403(b) arrangements ("TSAs") and beginning in 2002, governmental 457(b) plans (also known as "governmental EDC plans").

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002, after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax-qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available. For example, distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions. If you roll over funds from a governmental 457(b) plan into an eligible retirement plan which is not a governmental 457(b) plan (such as a traditional IRA), any subsequent distributions may be subject to this penalty.


ROLLOVER DISTRIBUTIONS FROM TRADITIONAL IRAS; ROLLOVERS BETWEEN ELIGIBLE RETIREMENT PLANS

Historically, a rollover from a traditional IRA could only be made to qualified plan (or TSA) if the traditional IRA served as a "conduit" for only qualified plan (or only TSA) funds. Beginning in 2002, these rules have been substantially liberalized. Eligible rollover distributions from qualified plans, TSAs, governmental 457(b) plans and traditional IRAs may be rolled over into other such plans. Therefore, the following are eligible to receive tax-free rollover distributions from a traditional IRA: another traditional IRA, a qualified plan, a TSA, or a governmental 457(b) plan. A surviving spouse beneficiary may roll over funds from the deceased spouse's traditional IRA into these "eligible retirement plans."

After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.

The recipient eligible retirement plan must agree to take the distribution. An eligible retirement plan is not legally required to accept a rollover. Before you decide to roll over your distribution to another eligible retirement plan, you should find out whether the plan accepts rollover contributions from other plan types, and if so, the types of distributions it accepts as rollover contributions. You should also find out about any documents that are required to be completed before the receiving plan will accept a rollover. Check with the administrator of the plan that is to receive your rollover prior to making the rollover. If an eligible retirement plan accepts your rollover, the plan may restrict subsequent distributions of the rollover amount or may require your spouse's consent for any subsequent distribution. A subsequent distribution from the plan that accepts your rollover may also be subject to different tax treatment than distributions from your traditional IRA.

If you roll over a distribution from your traditional IRA into a governmental 457(b) plan, the recipient governmental 457(b) plan must agree to separately account for the rolled-over funds. Even though distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, any subsequent distributions from the governmental 457(b) plan attributable to the IRA funds rolled over continue to be subject to this penalty.

REQUIRED MINIMUM DISTRIBUTIONS

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions--"account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisors change.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

If you initially choose an account-based method, you may be able to apply your traditional IRA funds later to a life annuity-based payout, with any certain period not exceeding remaining life expectancy.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? For a traditional IRA, these could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and on the status of your beneficiary. For Roth IRAs, lifetime minimum distributions do not apply but distributions are required after death.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


(11) BENEFICIARY CONTINUATION OPTION

Upon your death under a Traditional IRA, Roth IRA or QP IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made. We will not process any beneficiary continuation option election for which we have not received the election by December 15 of the calendar year following your death. Beneficiaries who do not make a timely election will not be eligible for the beneficiary continuation option. As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

Under the beneficiary continuation option:

o  the contract continues in your name for the benefit of your beneficiary.

o the beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o any death benefit (including the minimum death provision, if applicable) provision will no longer be in effect.

o the beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, the beneficiary named by the original beneficiary has the option to either continue taking minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed (unless that beneficiary elects to continue the payment method that was elected by the original beneficiary) when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions as discussed in "Tax Information" later in this Prospectus, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


(12) CONDENSED FINANCIAL INFORMATION



EQUI-VEST(R) CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                ----------------------------------------------------
                                                                                      1998           1999         2000        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  90.25        $ 105.70    $  90.50    $  66.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              17          71         100
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 102.87        $ 126.92    $ 107.54    $  94.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --             105         702         944
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  98.37        $ 134.29    $ 107.66    $  84.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              20         181         235
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 102.73        $ 120.14    $ 129.01    $ 125.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              37         262         526
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth Investors
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 101.93        $ 127.17    $ 116.93    $ 100.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              21         222         280
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 103.32        $ 101.97    $ 109.71    $ 116.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --               1          16         112
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  93.00        $ 126.30    $  95.90    $  72.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --               3          36          45
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 101.68        $ 105.21    $ 110.19    $ 112.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              17          57         125
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                            --        $ 116.42    $  93.88    $  70.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                   --              36         350         438
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20% (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                                       -------------------------------------------------------------
                                                                            1998              1999         2000         2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $ 103.62          $ 100.07     $ 110.03     $ 117.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 4           27          112
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  86.94          $ 109.62     $ 123.09     $ 105.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 2           98          166
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --                --     $  66.17     $  49.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --          128          196
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP New Dimensions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --                --     $  82.91     $  69.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --            2           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP Strategy Aggressive
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --                --     $  62.15     $  40.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --            2           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $ 102.39          $ 118.36     $ 115.59     $ 111.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                11          101          287
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --                --           --     $  94.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --           --           71
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                   --          $ 107.64     $ 103.26     $  87.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --          $ 106.84     $ 111.80     $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 1            9           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --          $ 101.69     $ 104.08     $ 100.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 1           11           21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  81.49          $ 157.61     $  93.36     $  87.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 5           42           44
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $ 103.69          $ 123.02     $ 109.63     $  95.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                50          258          367
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --          $ 106.63     $  93.02     $  76.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --            3           10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                   --                --     $ 100.02     $  85.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                --            9          106
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  82.88          $  83.36     $  86.60     $  88.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 1           14          126
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             $  89.20          $  84.97     $  76.49     $  76.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                          --                 5           28           49
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20% (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                    ------------------------------------------------
                                                                                         1998         1999         2000        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                               --            --    $  83.99    $  63.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --            --          12         119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                               --            --          --    $ 105.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                         $  97.91      $ 115.06    $ 127.11    $ 132.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --             7          41         119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                         $ 103.53      $ 177.65    $ 142.46    $  92.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --            36         288         316
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                               --      $ 104.53    $ 102.57    $  85.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --             2          17          21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                         $  99.10      $ 120.55    $ 112.84    $  87.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --             6          84         100
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                         $ 100.60      $  98.04    $ 103.43    $  95.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --             3          17          32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price International Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                         $  94.15      $ 122.67    $  98.56    $  76.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                      --             3          42          65
------------------------------------------------------------------------------------------------------------------------------------


EQUI-VEST(R) EXPRESS(SM) CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 0.95%


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.33    $  96.42    $  71.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000s)                                                                3          28          33
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.02    $  94.30    $  83.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25         296         387
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.52    $  96.06    $  75.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9         109         162
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.87    $ 111.81    $ 109.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14         145         300
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth Investors
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.30    $ 103.52    $  89.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10         101         133
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.71    $  96.46    $  73.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1          33          48
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 0.95% (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000          2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.49     $ 106.56    $  109.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43          139          270
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.53     $  94.20    $   70.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              21          242          305
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.28     $ 109.43    $  117.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4           26          113
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.79     $ 147.23    $  126.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           63          129
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  66.29    $   49.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           92          168
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP New Dimensions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  82.97    $   69.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP Strategy Aggressive
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  62.20    $   40.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5           28
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.71     $ 105.98    $  102.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           34          136
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.94     $ 112.19    $  108.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000s)                                                               --            4            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 104.44    $  101.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.71     $  87.72    $   82.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           28           35
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.17     $  94.85    $   82.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           78          139
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.73     $  93.34    $   76.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.11    $   85.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7           77
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.09     $ 110.49       113.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           13          105
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.34     $  89.64    $   89.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4           23           51
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 0.95% (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1999        2000        2001
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  84.05    $  64.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          12          82
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000s)                                                              --          --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.22    $ 107.68    $ 112.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5          31          88
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 157.69    $ 126.78    $  82.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             17         181         204
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.63    $ 102.92    $  85.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          12          17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.97    $ 109.77    $  85.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3          56          69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.44    $  97.78    $  90.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           6          13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price International Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 123.90    $  99.81    $  77.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3          43          85
--------------------------------------------------------------------------------------------------------------------------------

(13) EQUITABLE LIFE
We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(14) INVESTMENT PERFORMANCE
The tables below show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The tables take into account all fees and charges under the contracts, including the withdrawal charges, the annual administrative charge and the optional enhanced death benefit charge, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state if applicable. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the tables of $0.714 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of the variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available.

For the "Alliance" portfolios (other than EQ/Alliance Premier Growth), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, those portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001 and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

                                      TABLE
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001


EQUI-VEST(R) Express(SM):
---------------------------------------------------------------------------------------------------------
                                                                 Length of option period
                                                 --------------------------------------------------------

                                                                                            Since option
 Variable investment options                          1 year        5 years     10 years    inception+*
---------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (32.94)%       (4.92)%        2.85%         9.51%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (18.66)%        8.17%        11.39%        13.32%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Global                               (28.08)%        2.24%           --          5.85%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    ( 9.55)%       12.50%           --         12.82%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (20.52)%        5.71%           --          7.66%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   ( 0.22)%        4.61%           --          4.97%
---------------------------------------------------------------------------------------------------------
EQ/Alliance International                        (31.09)%       (4.60)%          --        ( 1.37)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         ( 4.50)%        3.32%         3.42%         5.45%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (31.74)%          --            --        (16.17)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         ( 0.09)%        5.19%           --          5.09%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     (21.13)%          --            --          5.48%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           (32.22)%          --            --        (32.81)%
---------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            (23.38)%          --            --        (28.96)%
---------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       (41.15)%          --            --        (54.52)%
---------------------------------------------------------------------------------------------------------
EQ/Balanced                                      (10.11)%        7.32%         6.24%         8.73%
---------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   ( 4.96)%          --            --        ( 3.24)%
---------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      --            --            --          0.12%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                (28.70)%          --            --        ( 1.77)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     (10.02)%          --            --          1.88%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  (10.01)%          --            --        ( 1.02)%
---------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       (13.13)%          --            --        (11.39)%
---------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (20.06)%        8.40%           --         12.91%
---------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (24.86)%          --            --        (13.30)%
---------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    (21.30)%          --            --        (15.58)%
---------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        ( 4.07)%          --            --          0.78%
---------------------------------------------------------------------------------------------------------
EQ/High Yield                                    ( 7.34)%       (1.88)%          --          3.26%
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        (30.75)%          --            --        (33.45)%
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          9.53%           --            --        ( 2.08)%
---------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    ( 2.55)%          --            --         10.77%
---------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (41.73)%          --            --          6.11%
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           (23.84)%          --            --        ( 8.41)%
---------------------------------------------------------------------------------------------------------
EQ/MFS Research                                  (29.62)%          --            --          3.01%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  (14.76)%          --            --          2.84%
---------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   (29.33)%          --            --        ( 1.59)%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                (32.23)%          --            --        ( 1.70)%
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                                               Length of portfolio period
                                                 --------------------------------------------------------
                                                                                               Since
                                                                                            portfolio
 Variable investment options                         3 years        5 years     10 years   inception+**
---------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (11.41)%       (4.92)%        2.85%         9.51%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         ( 4.28)%        8.17%        11.39%        10.72%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Global                               ( 6.51)%        2.24%         7.33%         7.61%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                      5.62%        12.50%           --         12.27%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     ( 1.84)%        5.71%         7.77%        10.82%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     2.85%         4.61%         4.69%         5.37%
---------------------------------------------------------------------------------------------------------
EQ/Alliance International                        ( 9.73)%       (4.60)%          --        ( 0.52)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                           2.12%         3.32%         3.42%         5.45%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           --            --            --        (13.98)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           2.89%         5.19%           --          4.80%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       5.38%           --            --          7.77%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                               --            --            --        (29.99)%
---------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                                --            --            --        (28.96)%
---------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                           --            --            --        (54.52)%
---------------------------------------------------------------------------------------------------------
EQ/Balanced                                        1.57%         7.32%         6.24%         8.73%
---------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   ( 1.19)%          --            --          4.00%
---------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      --            --            --        ( 7.93)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    --            --            --        ( 6.85)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         --            --            --          1.16%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      --            --            --        ( 0.96)%
---------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                         0.97%           --            --        (11.39)%
---------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              ( 4.44)%        8.40%           --         12.33%
---------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   --            --            --            --
---------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        --            --            --        (15.58)%
---------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                          0.97%           --            --          2.21%
---------------------------------------------------------------------------------------------------------
EQ/High Yield                                    ( 6.88)%       (1.88)%        5.75%         6.13%
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            --            --            --        (33.45)%
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          9.88%           --            --          5.36%
---------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      9.44%           --            --         12.27%
---------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 ( 5.22)%          --            --          7.95%
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                               --            --            --            --
---------------------------------------------------------------------------------------------------------
EQ/MFS Research                                  ( 5.86)%          --            --          4.39%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  ( 3.39)%          --            --          3.92%
---------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     0.64%           --            --          6.41%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                ( 9.77)%          --            --          5.15%
---------------------------------------------------------------------------------------------------------


 +  Unannualized if time since inception is less than one year

 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
   EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
   EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/High Yield (1/2/87);

 EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Healthcare, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

                                      TABLE
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001


EQUI-VEST(R):

---------------------------------------------------------------------------------------------------------
                                                                 Length of option period
                                                 --------------------------------------------------------

                                                                                            Since option
 Variable investment options                          1 year        5 years     10 years    inception+*
---------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (29.90)%       (5.43)%        2.59%         9.23%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (16.38)%        7.45%        11.13%        13.05%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Global                               (25.30)%        1.48%           --          5.60%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    ( 7.76)%       11.87%           --         12.56%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (18.14)%        4.96%           --          7.40%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     1.08%         3.83%           --          4.71%
---------------------------------------------------------------------------------------------------------
EQ/Alliance International                        (28.14)%       (5.12)%          --        ( 1.44)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         ( 2.97)%        2.51%         3.16%         5.18%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (28.76)%          --            --        (15.65)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           1.20%         4.42%           --          4.83%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     (18.71)%          --            --          4.66%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           (29.21)%          --            --        (30.63)%
---------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            (20.85)%          --            --        (27.09)%
---------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       (37.67)%          --            --        (50.88)%
---------------------------------------------------------------------------------------------------------
EQ/Balanced                                      ( 8.28)%        6.59%         5.97%         8.46%
---------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   ( 3.41)%          --            --        ( 3.48)%
---------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      --            --            --          1.60%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                (25.88)%          --            --        ( 1.83)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     ( 8.20)%          --            --          1.38%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  ( 8.19)%          --            --        ( 1.37)%
---------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       (11.14)%          --            --        (11.66)%
---------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (17.71)%        7.69%           --         12.64%
---------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (22.25)%          --            --        (12.96)%
---------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    (18.88)%          --            --        (14.51)%
---------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        ( 2.57)%          --            --          0.01%
---------------------------------------------------------------------------------------------------------
EQ/High Yield                                    ( 5.66)%       (2.51)%          --          3.01%
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        (27.82)%          --            --        (31.30)%
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                         10.31%           --            --        ( 2.13)%
---------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    ( 1.13)%          --            --         10.03%
---------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (38.21)%          --            --          5.30%
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           (21.28)%          --            --        ( 8.36)%
---------------------------------------------------------------------------------------------------------
EQ/MFS Research                                  (26.75)%          --            --          2.16%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  (12.69)%          --            --          2.00%
---------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   (26.48)%          --            --        ( 1.66)%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                (29.23)%          --            --        ( 1.77)%
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                                               Length of portfolio period
                                                 --------------------------------------------------------
                                                                                               Since
                                                                                            portfolio
 Variable investment options                         3 years        5 years     10 years   inception+**
---------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (11.13)%       (5.43)%        2.59%         9.23%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         ( 4.43)%        7.45%        11.13%        10.43%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Global                               ( 6.54)%        1.48%         7.07%         7.35%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                      5.04%        11.87%           --         12.01%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     ( 2.12)%        4.96%         7.50%        10.54%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     2.34%         3.83%         4.42%         5.11%
---------------------------------------------------------------------------------------------------------
EQ/Alliance International                        ( 9.56)%       (5.12)%          --        ( 0.61)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                           1.64%         2.51%         3.16%         5.18%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           --            --            --        (13.56)%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           2.38%         4.42%           --          4.53%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       4.80%           --            --          7.00%
---------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                               --            --            --        (28.01)%
---------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                                --            --            --        (27.09)%
---------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                           --            --            --        (50.88)%
---------------------------------------------------------------------------------------------------------
EQ/Balanced                                        1.12%         6.59%         5.97%         8.46%
---------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   ( 1.50)%          --            --          3.05%
---------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      --            --            --        ( 7.90)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    --            --            --        ( 6.86)%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         --            --            --          0.72%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      --            --            --        ( 1.30)%
---------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                         0.55%           --            --        (11.66)%
---------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              ( 4.58)%        7.69%           --         12.06%
---------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               ( 9.79)%          --            --        ( 9.78)%
---------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        --            --            --        (14.51)%
---------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                          0.55%           --            --          1.40%
---------------------------------------------------------------------------------------------------------
EQ/High Yield                                    ( 6.87)%       (2.51)%        5.49%         5.87%
---------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            --            --            --        (31.30)%
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          9.32%           --            --          4.44%
---------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      8.88%           --            --         11.55%
---------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 ( 5.31)%          --            --          7.18%
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           ( 6.08)%          --            --        ( 6.08)%
---------------------------------------------------------------------------------------------------------
EQ/MFS Research                                  ( 5.92)%          --            --          3.56%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  ( 3.58)%          --            --          3.08%
---------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     0.23%           --            --          5.62%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                ( 9.59)%          --            --          4.34%
---------------------------------------------------------------------------------------------------------


 +  Unannualized if time since inception is less than one year

 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
   EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
   EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/ High Yield (1/2/87);

 EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Healthcare, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


(15) CLARIFICATION OF VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are available and offered through a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. As stated in your prospectus, we deduct a fee of up to $350 from the amount to be applied to purchase a Variable Immediate Annuity payout option.

Appendix



--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS:

--------------------------------------------------------------------------------------------------------
 Product Name               Prospectus Dates    Supplement Dates
--------------------------------------------------------------------------------------------------------
o EQUI-VEST(R) Express(SM) 5/1/00; 5/1/01      6/23/00; 9/1/00; 1/5/01; 2/9/01; 8/3/01; 9/1/01; 1/14/02

o EQUI-VEST(R)             5/1/00; 5/1/01      6/23/00; 9/1/00; 1/5/01; 2/9/01; 8/3/01; 9/1/01; 1/14/02
--------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE

Unit Values                                                                 2
Calculation of Annuity Payments                                             2
The reorganization                                                          3
Custodian and independent accountants                                       3
EQ/Alliance Money Market option yield information                           3
Other yield information                                                     4
Distribution of the contracts                                               5
Financial statements                                                        5


HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
 ACCOUNT A

Call 1-800-628-6673 or send this request form to:
 EQUI-VEST(R)
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2002.

Check one:
EQUI-VEST(R) Express(SM)                                          [ ]
EQUI-VEST(R) combination variable and fixed deferred annuity      [ ]


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City            State    Zip






888-1297 (5/02)